Condensed cash flow (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Condensed Financial Statements, Captions [Line Items]
Net cash (used by) / provided by operating activities	$ (605,398)	$ 556,282
Net cash used in investing activities	4,785	(304,981)
Net cash provided by financing activities
Net increase in cash	(1,274,071)	(1,289,232)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used by) / provided by operating activities	(713,851)	(862,420)
Net cash used in investing activities		(245,000)
Net cash provided by financing activities
Net increase in cash	$ (713,851)	$ (1,107,420)